ACCOUNTS RECEIVABLE, NET (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Accounts receivable					¥ 61,560,981	¥ 55,427,300
Accounts receivable, net	$ 8,159,178				56,161,255	50,552,034
Activity in allowance for doubtful accounts for accounts receivable
Additions charged to (reversal of) provision for doubtful accounts	$ 100,892	¥ 694,460	¥ (127,852)	¥ 845,965
Accounts receivable
Less: allowance for doubtful accounts		(4,875,266)	(5,003,118)	(4,688,433)	¥ (5,399,726)	¥ (4,875,266)
Activity in allowance for doubtful accounts for accounts receivable
Beginning allowance for doubtful accounts		4,875,266	5,003,118	4,688,433
Additions charged to (reversal of) provision for doubtful accounts		524,460	(127,852)	845,965
Write-off of accounts receivable				(531,280)
Ending allowance for doubtful accounts		¥ 5,399,726	¥ 4,875,266	¥ 5,003,118